Prepayments, Receivables and Other Assets	6 Months Ended
Sep. 30, 2021
Prepayments Receivables And Other Assets [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 7 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021 (Unaudited)	March 31, 2021

Staff IOU	$2,695,625	$2,197,130
Receivable from a third-party company	581,991	572,362
Others	194,841	180,370
Total prepayments, receivables and other assets	3,472,457	2,949,862
Less: allowance for doubtful accounts	(1,655,817)	(1,090,759)
Prepayments, receivables and other assets, net	$1,816,640	$1,859,103

The Staff IOU is a short-term petty cash which should be paid off within one year. As of September 30, 2021 and March 31, 2021, the Company record bad debt allowance for Staff IOU balances of $1,655,817 and $1,090,759, respectively.

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund” or “Huangshan Panjie”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. The company received payment of $3.1 million (RMB 21.25 million) for the year ended March 31, 2021 and expects to receive the rest investment balance and interest before December 31, 2022 based on the agreement reached with Huangshan Panjie on September 2, 2021.